COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Operating cash flows from operating leases	$ 15,453	$ 15,225	$ 61,433	$ 60,525
Cash unpaid for amounts considered in the measurement of lease liabilities (disclosed under other current liabilities)	$ 15,453	$ 15,225	$ 61,433	$ 60,525
Weighted-average discount rate-operating leases	5.00%	5.00%	5.00%	5.00%
Weighted-average remaining lease term-operating leases	7 years 2 months 12 days	8 years 2 months 12 days	7 years 4 months 24 days	8 years 4 months 24 days